Stock Options (Details Narrative) (USD $)	12 Months Ended
Aug. 31, 2014
Stock option available for grant shares	3,347,496
Closing stock option exercise price	$ 1.50
Stock option outstanding	$ 65,001
Stock based compensation expense	87,000
Stock based compensation unrecognized	$ 699,763
Expected period for recognition	3 years 6 months
2006 Incentive Stock Option Plan [Member]
Stock option approved	5,000,000
Stock option available for grant shares	3,347,496
Stock option exercise	326,667